Financing and Interest - Schedule of Financing and Interest (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financing and Interest [Abstract]
Interest on senior secured notes	$ 45,270	$ 43,808
Other interest	1,636	2,802
Total finance and interest expense before accretion	46,906	46,610
Amortization of debt issuance costs and redemption premium (Note 7)	10,655	62,627
Accretion of decommissioning obligations (Note 9)	2,286	906
Accretion of lease liabilities (Note 8)	1,613	71
Accretion	14,554	63,604
Financing and interest expense	$ 61,460	$ 110,214